Related Party Transactions (Details Textual)	12 Months Ended
	Dec. 31, 2016 USD ($)	Mar. 17, 2017 USD ($)	Mar. 17, 2017 CNY (¥)
Related Party Transactions (Textual)
Interest rate of related party	$ 3,600,000
Guaranteed principal creditors amount		$ 3,842,500	¥ 25,000,000
VBI [Member]
Related Party Transactions (Textual)
Acquisition deposit made to related parties	$ 565,000
Percentage of interest rate of related party	15.68%